Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2013
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the

United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2012	2013
	$	$
Assets
Current asset:
Cash and cash equivalents	1,493,563	967,568
Advance to suppliers and prepaid expense	5,000,000	—

Total current assets	6,493,563	967,568
Investments in subsidiaries and affiliates	84,080,181	67,726,713

Total assets	90,573,744	68,694,281

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	757,305	605,528

Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 408,727,673 and 439,876,279 shares issued, and 403,790,426 and 439,876,279 shares outstanding as of December 31, 2012 and 2013, respectively)	40,873	43,988
Additional paid-in capital	165,934,265	168,833,542
Treasury Stock	(572,168)	—
Accumulated deficit	(81,879,284)	(108,489,575)
Accumulated other comprehensive income	6,292,753	7,700,798
Total equity	89,816,439	68,088,753
Total liabilities and equity	90,573,744	68,694,281

Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(In U.S. Dollars)

	2011	2012	2013
	$	$	$
Operating expense:
General and administrative expense	(6,607,185)	(4,064,063)	(6,050,882)
Other operating income, net	—	—	6,000,000

Operating loss	(6,607,185)	(4,064,063)	(50,882)
Interest income	1,075,624	2,007	14
Other income, net	2,308,508	121,342	1,068,187

Equity in losses of equity method investees	(30,000,608)	(18,491,436)	(27,627,610)

Net loss	(33,223,661)	(22,432,150)	(26,610,291)

Other comprehensive income:
Change in cumulative foreign currency translation adjustment	3,909,408	91,198	1,408,045

Comprehensive loss	(29,314,253)	(22,340,952)	(25,202,246)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012AND 2013

(In U.S. Dollars)

	2011	2012	2013
	$	$	$
Cash flows from operating activities:
Net loss	(33,223,661)	(22,432,150)	(26,610,291)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	4,353,607	2,119,171	4,175,756
Gain on contribution of intangible assets to an affiliate	—	—	(6,000,000)
Equity in losses of subsidiaries	30,000,608	18,491,436	22,136,126
Equity in loss of an affiliate	—	—	5,491,484
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	383,536	—	1,133,903
Other receivables	101,933	—	—
Accrued expenses and other current liabilities	472,478	193,901	(151,777)

Net cash provided by (used in) operating activities	2,088,501	(1,627,642)	175,201

Cash flows from investing activities:
Investing in Joint Venture	—	(5,000,000)	—
Investment in subsidiaries and an affiliate	(71,009,352)	6,596,536	—

Net cash (used in) provided by investing activities	(71,009,352)	1,596,536	—

Cash flows from financing activities
Offering expense refund	15,418	—	—
Repurchase of fraction shares during ADS conversion	(5)	—	—
Repurchase of treasury stock	—	(572,168)	(701,196)

Net cash provided by (used in) financing activities	15,413	(572,168)	(701,196)

Net decrease in cash and cash equivalents	(68,905,438)	(603,274)	(525,995)
Cash and cash equivalents at beginning of year	71,002,275	2,096,837	1,493,563

Cash and cash equivalents at end of year	2,096,837	1,493,563	967,568

NOTE TO SCHEDULE 1

1)                Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2013, $85,056,830 was not available for distribution and, as such, the condensed financial information of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been presented.

2)                The condensed financial statements of Mecox Lane Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investments in subsidiaries and affiliates and the loss of the subsidiaries and VIEs is presented as equity in losses of equity method investees on the statement of comprehensive loss.

3)                As of December 31, 2013 and 2012, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.